Other payables and accrued liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Accrued professional fees		$ 112	$ 166
Other loan - secured (Note 9)	[1]	355	342
Other loan - unsecured	[2]	2,172	0
Advances from unrelated third parties	[3]	283	221
Accrued staff costs and staff benefits		33	28
Others		68	50
Other payables and accrued liabilities		$ 3,023	$ 807
Debt Instrument, Interest Rate, Stated Percentage		5.00%
Unsecured Debt [Member]
Advances from unrelated third parties		$ 2,172
Notes Payable, Other Payables [Member]
Advances from unrelated third parties		$ 256
Debt Instrument, Interest Rate, Stated Percentage		5.00%

[1]	The amount represents a loan of $256 advanced from an unrelated party to the Company, plus accrued interest. The loan is bearing 5% interest per annum and has no fixed term of repayment. The loan is secured by certain intangible assets of the Company (Note 9).
[2]	The amount represents a loan of $2,172 advanced from an unrelated party to the Company. The loan is unsecured, bearing 5% interest per annum and has no fixed term of repayment.
[3]	The advances from unrelated third parties are unsecured, interest free and have no fixed terms of repayment.